DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Organization and General
Perimeter Solutions, SA, (“PSSA”), a public company limited by shares (
société anonyme
) was incorporated on June 21, 2021 under the laws of the Grand Duchy of Luxembourg for the purpose of effecting a business combination. PSSA is headquartered in the Grand Duchy of Luxembourg with global operations in North America, Europe, and Asia Pacific.
EverArc Holdings Limited, the former parent company of PSSA (“EverArc”), was formed for the purpose of undertaking an acquisition of one target company or business.
EverArc (BVI) Merger Sub Limited, incorporated in the British Virgin Islands and a wholly-owned subsidiary of PSSA (the “Merger Sub”), was also formed solely in contemplation of a business combination. The Merger Sub had not commenced any operations, had only nominal assets and had no liabilities or contingent liabilities, nor any outstanding commitments other than those in connection with contemplated business combination.
Business Combination
On November 9, 2021 (the “Closing Date”), PSSA consummated the transactions contemplated by the business combination (the “Business Combination”) with EverArc, SK Invictus Holdings, S.à r.l., (“SK Holdings”), SK Invictus Intermediate S.à r.l., (“SK Intermediate”), doing business under the name Perimeter Solutions (“Perimeter” or “Perimeter Solutions”) and the Merger Sub pursuant to a business combination agreement (the “Business Combination Agreement”) dated June 15, 2021. The term the “Company” refers to PSSA and its consolidated subsidiaries, including SK Intermediate, Perimeter or Perimeter Solutions, after the closing of the Business Combination (the “Closing”).
Pursuant to the Business Combination Agreement,

•	On November 8, 2021:

•	the Merger Sub merged with and into EverArc, with EverArc surviving such merger as a direct wholly-owned subsidiary of PSSA (the “Merger”);

•	pursuant to the Merger, 155,832,600 EverArc ordinary shares outstanding immediately prior to the Merger were exchanged for ordinary shares of PSSA (the “PSSA Ordinary Shares”); and

•
34,020,000 outstanding EverArc warrants were converted into the right to purchase PSSA Ordinary Shares with each whole warrant entitling the holder thereof to purchase one-fourth
of a PSSA Ordinary Share at an exercise price of $12.00 per whole PSSA Ordinary Share (the “PSSA Warrants”); and

On November 8, 2021, pursuant to separate subscription agreements (collectively, the “Subscription Agreements”) entered into among EverArc, SK Holdings, PSSA and other investors, including investors affiliated with SK Holdings purchased an aggregate of 115,000,000 EverArc Ordinary Shares at $10.00 per share (collectively, the “PIPE Subscribers”) that were converted into PSSA Ordinary Shares pursuant to the Merger.

•	On November 9, 2021:

•
SK Holdings (i) along with officers and certain key employees of SK Intermediate contributed a portion of their ordinary shares in SK Intermediate to PSSA in exchange for 10 million 6.50% Redeemable Preferred Shares of PSSA (“Redeemable Preferred Shares”), nominal value of $10.00 per share, valued at $100.0 million and (ii) sold its remaining ordinary shares in SK Intermediate for approximately $1,900.0 million in cash subject to certain customary adjustments for working capital, transaction expenses, cash and indebtedness.

•	PSSA’s ordinary shares, nominal value, $1.00 per share, listed and began trading on New York Stock Exchange (“NYSE”) under the symbol “PRM”; and

•
members of management of SK Intermediate (collectively, the “Management Subscribers”) were granted an aggregate of 1,104,810 PSSA Ordinary Shares at $10.00 per share as consideration and two of the Company’s directors (the “Director Subscribers”) purchased an aggregate of 200,000 PSSA Ordinary Shares (the “Director Shares”) at $10.00 per share.

•
$675.0 million principal amount of 5.00% senior secured notes due October 30, 2029 (“Senior Notes”) issued by EverArc Escrow S.à r.l. (“Escrow Issuer”) was assumed by SK Invictus Intermediate II S.à r.l., a wholly-owned subsidiary of PSSA (“SK Intermediate II.”)

The cash consideration for the Business Combination was funded through cash on hand, proceeds from the sale of ordinary shares, proceeds from the issuance of Senior Notes and borrowings under our revolving credit facility.
Business Operations
Perimeter Solutions is a global solutions provider for the fire safety and oil additives industries. Approximately 73% of the Company’s annual revenues is derived in the United States, approximately 13% in Europe, approximately 7% in Canada and approximately 2% in Mexico, with the remaining approximately 5% spread across various other countries. The Company’s business is organized and managed in two reporting segments: Fire Safety and Oil Additives.
The Fire Safety business is a formulator and manufacturer of fire management products that help the Company’s customers combat various types of fires, including wildland, structural, flammable liquids and other types of fires. The Company’s Fire Safety business also offers specialized equipment and services, typically in conjunction with its fire management products to support firefighting operations. The Company’s specialized equipment includes air base retardant storage, mixing, and delivery equipment; mobile retardant bases; retardant ground application units; mobile foam equipment; and equipment that it custom designs and manufactures to meet specific customer needs. Significant end markets include primarily government-related entities and are dependent on concessions, licenses, and permits granted by the respective governments and commercial customers around the world.
The Oil Additives business produces and sells Phosphorus Pentasulfide (“P2S5”) primarily used in the preparation of lubricant additives, including a family of compounds called Zinc Dialkyldithiophosphates (“ZDDP”) that provide anti-wear protection to engine components. P2S5 is also used in pesticide and mining chemicals applications. Significant end markets are primarily producers of engine oil additives.
COVID-19
Pandemic
The pandemic caused by an outbreak of a novel strain of coronavirus,
SARS-CoV-2,
which causes
COVID-19
(“COVID-19”)
that began around December 2019 introduced significant volatility to the global health and economic environment, including millions of confirmed
COVID-19
cases, business slowdowns or shutdowns, government challenges and market volatility throughout 2020 and during parts of 2021.
The lingering impacts of
COVID-19
into 2021 have impeded global supply chains, resulted in longer lead times and delays in procuring raw materials, and resulted in inflationary cost increases in certain raw materials, labor and transportation. In response to the global supply chain instability and inflationary cost increases the
Company has taken several actions to minimize any potential and actual adverse impacts by working closely with its suppliers and customers and to continue to closely monitor the availability of raw materials and any other supply chain inefficiencies that may arise.
The exact pace and timing of the economic recovery remains uncertain and is expected to continue to be uneven depending on factors such as trends in the number of
COVID-19
infections (e.g., impact of new variants of
COVID-19
resurfacing), the continued efficacy of vaccines, particularly against any newly emerging variants of
COVID-19
and easing of quarantines among other factors. As the consequences of the pandemic and adverse impact to the global economy continue to evolve, the future adverse impact on the Company’s business and financial statements remains subject to significant uncertainty as of the date of this filing.